UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     October 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $274,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     8997  1432700 SH       SOLE                 11432700
ACCREDITED HOME LENDRS HLDG    COM              00437P107     4578   130200 SH       SOLE                   130200
AMERICREDIT CORP               COM              03060R101    14131   592000 SH       SOLE                   592000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     6347   589900 SH       SOLE                   589900
CAPITAL ONE FINL CORP          COM              14040H105     8596   108100 SH       SOLE                   108100
CAPITALSOURCE INC              COM              14055X102     3137   143900 SH       SOLE                   143900
CAREER EDUCATION CORP          COM              141665109     6241   175500 SH       SOLE                   175500
CARNIVAL CORP                  PAIRED CTF       143658300     5938   118800 SH       SOLE                   118800
CF INDS HLDGS INC              COM              125269100     1503   101500 SH       SOLE                   101500
CONSOL ENERGY INC              COM              20854P109    16886   221400 SH       SOLE                   221400
DEX MEDIA INC                  COM              25212E100    14487   521300 SH       SOLE                   521300
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     6886   178400 SH       SOLE                   178400
EXPEDIA INC DEL                COM              30212P105     5757   290600 SH       SOLE                   290600
FIELDSTONE INVT CORP           COM              31659U300     8158   699673 SH       SOLE                   699673
FREIGHTCAR AMER INC            COM              357023100     7491   183700 SH       SOLE                   183700
HOMEBANC CORP GA               COM              43738R109     9252  1198400 SH       SOLE                 11198400
ICICI BK LTD                   ADR              45104G104     4226   149600 SH       SOLE                   149600
ISLE OF CAPRI CASINOS INC      COM              464592104     2933   137200 SH       SOLE                   137200
MAGNA ENTMT CORP               CL A             559211107     4783   718100 SH       SOLE                   718100
NEW CENTURY FINANCIAL CORP M   COM              6435EV108     7758   213900 SH       SOLE                   213900
NVR INC                        COM              62944T105    26442    29880 SH       SOLE                    29880
OLD DOMINION FGHT LINES INC    COM              679580100     3553   106100 SH       SOLE                   106100
PENN NATL GAMING INC           COM              707569109    27318   878100 SH       SOLE                   878100
PETROHAWK ENERGY CORP          COM              716495106    14202   985600 SH       SOLE                   985600
PHELPS DODGE CORP              COM              717265102     4080    31400 SH       SOLE                    31400
Quanta Capital Holding Ltd     COM	        74763S209    13543  2257203 SH       SOLE                  2257203
REPUBLIC AWYS HLDGS INC        COM              760276105    21206  1481900 SH       SOLE                 11481900
TEMPLE INLAND INC              COM              879868107    10339   253100 SH       SOLE                   253100
VIACOM INC                     CL B             925524308    10494   317900 SH       SOLE                   317900
WEBMD CORP                     COM              94769M105     7063   637500 SH       SOLE                   637500